Assets Held for Sale (Tables)	6 Months Ended
Jun. 30, 2024
Assets Held for Sale [Abstract]
Schedule of Assets Held for Sale	The carrying amount of assets held for sale consist of the following (in thousands):
June 30, 2024
Tools and plant equipment	$1,556
Office equipment	29
Vehicles	31
Total carrying amount of assets held for sale	1,616
Less: Carrying amount in excess of fair value (less selling costs)	(603)
Assets held for sale, net of impairment	$1,013